Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Objectives, Policies and Processes for Managing Capital1 [Abstract]
Disclosure of key measurements used to monitor our capital position
Two key measurements used to monitor our capital position are total debt to total capital and net debt to total capital, calculated as follows:

	December 31,	December 31,
As at	2024	2023
Debt
Operating loans	$—	$—
Current and non-current lease obligation	29	39
Current and non-current debt	200	500
Derivative liabilities[1]	—	—
Open letters of credit[1]	36	43
Total debt	265	582
Shareholders’ equity	6,954	7,223
Total capital	$7,219	$7,805
Total debt to capital	4%	7%

Total debt	$265	$582
Cash and cash equivalents	(641)	(900)
Open letters of credit	(36)	(43)
Derivative liabilities	—	—
Cheques issued in excess of funds on deposit	—	—
Net debt	(412)	(361)
Shareholders’ equity	6,954	7,223
Total capital	$6,542	$6,862
Net debt to capital	(6%)	(5%)
1.Letters of credit facilities and the fair value of derivative liabilities are part of our bank covenants’ total debt calculation.